Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Provision For Income Taxes

The provision for income taxes consists of the following (in thousand):

	Year ended December 31,
	2024	2023
Current provision:
Federal	—
State	—	$9
Foreign	$42	$2
Total current provision	$42	$11
Deferred:
Federal	—	—
State	—	—
Foreign	$(11)	—
Total deferred provision	$(11)	—
Total provision for income taxes	$31	$11

Schedule of Deferred Income Taxes

Deferred income taxes are provided for the temporary differences between the financial reporting basis and the tax basis of the Company’s assets and liabilities. The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are presented below (in thousands):

	2024	2023
Deferred tax assets:
U.S. federal and state net operating loss carryforwards	3,608	2,698
Allowance for credit losses	232	108
Research and development	1,305	596
Amortization	—	5
Accrued expenses and other current liabilities	740	301
Stock-based compensation	273	590
Operating lease liability	119	7
Total deferred tax assets	6,277	4,305
Deferred tax liabilities
Amortization	(54)	—
Property and equipment, net (21) (15)	(13)	(21)
Operating lease right-of-use assets	(109)	(7)
Total deferred tax liabilities	(176)	(28)
Valuation allowance	(6,091)	(4,277)
Net deferred tax assets after valuation allowance	10	—

Schedule of Federal Statutory Income Tax Rate

Income tax expense differs from the amount of income tax determined by applying the U.S. federal statutory income tax rate of 21% to pretax loss as a result of the following differences (in thousands):

	2024		2023
	Amount	Percentage	Amount	Percentage
Loss before income taxes	(15,352)		(6,751)
Federal tax at statutory rate	(3,224)	21%	(1,418)	21%
Foreign rate differential	20	-0.13%	38	-0.56%
State taxes, net of federal benefit	(357)	2.33%	(519)	7.69%
Permanent differences	132	-0.86%	11	-0.17%

	2024		2023
	Amount	Percentage	Amount	Percentage
Change in Fairvalue	1,282	-8.35%	122	-1.81%
Stock Based Compensation	450	-2.93%	36	-0.53%
Tax Credits	(62)	0.40%	—	—
Other	(43)	0.28%	(88)	1.30%
Change in valuation allowance	1,834	-11.94%	1,829	-27.09%
Provision for income tax	31	(0.20)	11	(0.16)